Schedule of operating lease right-of-use assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Operating lease right-of-use assets
Offices	$ 468,891	$ 468,891
Total	468,891	468,891
Accumulated amortization	(213,439)	(177,810)
Total	255,452	291,081
Operating Lease liabilities
Operating lease liabilities, current	158,779	162,610
Operating lease liabilities, non-current	96,673	128,471
Total	$ 255,452	$ 291,081